Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 3a

Segment reporting
UBS AG’s

businesses

are

organized

globally

into

five

business

divisions:

Global

Wealth

Management,

Personal

&
Corporate Banking,

Asset Management,

the Investment

Bank, and

Non-core and

Legacy.

All five business

divisions are
supported by Group functions

and qualify as reportable

segments for the purpose of

segment reporting. Together

with
Group functions,

the five business divisions reflect the

management structure of UBS AG.
–
Global Wealth

Management

provides financial

services, advice

and solutions

to private

wealth clients.

Its offering
ranges from investment

management to estate

planning and corporate

finance advice, in

addition to specific

wealth
management and banking products and services.

–
Personal

&

Corporate

Banking

serves

its

private,

corporate

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions,

in Switzerland,

through its

branch network

and digital
channels.
– Asset Management

is a global, large-scale

and diversified asset manager.

It offers investment capabilities

and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management clients.

– The Investment Bank

provides a range of

services to institutional,

corporate and wealth management

clients globally,
to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising debt

and equity from the public

and private markets and capital

markets, cash and
derivatives trading across equities and fixed income, and

financing.

–
Non-core and Legacy

includes positions and businesses not aligned with our long-term strategy

and risk appetite. It
consists of selected

assets and liabilities

from the Credit

Suisse business divisions,

as well as

residual assets and

liabilities
from UBS’s former Non-core and

Legacy Portfolio that preceded the acquisition of

the Credit Suisse Group and

smaller
amounts of

assets and

liabilities of

UBS’s business

divisions that

have been

assessed as

not strategic

in light

of that
acquisition.
–
Our Group functions are

support and control functions

that provide services to

the Group. Virtually

all costs incurred
by the

Group functions

are allocated

to the

business divisions,

leaving a

residual amount

that we

refer to

as
Group
Items

in our segment reporting. Group functions include the following major areas: Group Services (which consists of the Group

Operations and

Technology Office,

Group Compliance,

Regulatory &

Governance, Group

Finance, Group
Risk Control, Group Human Resources and Corporate Services, Communications

& Branding, Group Legal, the Group
Integration Office, Group Sustainability and Impact and the

Chief Strategy Office) and Group Treasury.
Financial information about

the five business divisions

and Group Items

is presented separately

in internal management
reports to the Executive Board,

which is considered the

“chief operating decision-maker”

pursuant to IFRS 8,
Operating
Segments
.
UBS AG’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service-level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

UBS AG

are
immaterial, as the majority of the

revenues are allocated across the segments by

means of revenue-sharing agreements.
Interest income earned

from managing UBS

AG’s consolidated

equity is allocated

to the reportable

segments based on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded

through
and invested with Group functions, and the net interest

margin is reflected in the results of each reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal reporting to management. If one operating segment is involved in an external transaction together with another
operating segment

or Group

function, additional

criteria are

considered to

determine the

segment that

will report

the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current assets

disclosed

for segment

reporting purposes

represent assets

that are

expected to

be recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.
As part

of the

continued

refinement

of UBS

AG’s reporting

structure

and organizational

setup,

in the

first

quarter

of
2024

certain

changes

to

Group

Treasury

allocations

were

made

with

an

impact

on

segment

reporting

for

UBS AG’s
business divisions and Group Items. Prior-period information has been adjusted for comparability.
UBS AG has allocated to the

business divisions nearly all Group

Treasury costs that historically were retained

and reported
in Group Items.

Costs that continue

to be retained

in Group Items

include costs related

to hedging and

own debt, and
deferred tax

asset funding

costs. In

parallel with

these changes,

UBS AG has

increased the

allocation of

balance sheet
resources from Group Treasury to the business divisions.
Following the changes outlined

above, prior-period information for

the twelve-month period ended

31 December 2023
has

been

restated,

resulting

in

decreases

in

Operating

profit / (loss)

before

tax

of

USD
91
m

for

Global

Wealth
Management

and USD
69
m for

Personal

& Corporate

Banking, and

increases in

Operating

profit / (loss)

before

tax of
USD 134 m for Group Items, USD 25
m for the Investment Bank and

USD
1
m for Asset Management, with no

change to
Non-core and Legacy.
Prior-period

information

as

of

31 December

2023

has

also

been

restated,

resulting

in

increases

of

Total

assets

of
USD 35.6
bn

in

Global

Wealth

Management,

USD
26.9
bn

in

Personal

&

Corporate

Banking

and

USD
21.4
bn

in

the
Investment Bank, with a corresponding decrease of assets

of USD
83.9 bn in Group Items.
These changes had no effect on the reported results or financial position of UBS AG.

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the year ended 31 December 2024
Net interest income 5,901 4,035 (54) (3,484) (12) (1,708) 4,678
Non-interest income 16,247 3,123 2,853 13,321 347 1,753 37,645
Total revenues 22,148 7,159 2,799 9,837 335 45 42,323
Credit loss expense / (release) (1) 393 0 98 55 0 544
Operating expenses 18,893 4,714 2,334 8,753 3,673 979 39,346
Operating profit / (loss) before tax 3,255 2,052 465 987 (3,392) (935) 2,433
Tax expense / (benefit) 900
Net profit / (loss) 1,533
Additional information
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060
Additions to non-current assets 286 704 77 589 61 0 1,717

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items
UBS AG
For the year ended 31 December 2023
1
Net interest income 5,345 3,059 (37) (2,586) 24 (1,238) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,539 5,216 2,071 7,784 58 6 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,614 2,277 366 130 (952) (914) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets
1
404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2022
Net interest income 5,274 2,192 (19) (241) 1 (690) 6,517
Non-interest income 13,689 2,113 2,980
2
8,958 236 423 28,398
Total revenues 18,963 4,304 2,961 8,717 237 (267) 34,915
Credit loss expense / (release) 0 39 0 (12) 2 0 29
Operating expenses 14,069 2,475 1,565 6,890 104 823 25,927
Operating profit / (loss) before tax 4,894 1,790 1,396 1,839 131 (1,091) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 13,367 59,649 1,105,436
Additions to non-current assets 42 13 1 33 0 1,773 1,862
1 Comparative-period information has been restated for Group Treasury allocations.

2 Includes an USD
848 m gain in Asset Management related to the sale of UBS AG‘s shareholding in Mitsubishi Corp.-UBS Realty
Inc.
The

operating

regions

shown

in

the

table

below

correspond

to

the

regional

management

structure

of

UBS AG.

The
allocation of total revenues to these

regions reflects, and is consistent with,

the basis on which the business is

managed
and its performance

is evaluated.

These allocations

involve assumptions

and judgments

that management

considers to
be reasonable and

may be refined

to reflect changes

in estimates or

management structure.

The main principles

of the
allocation methodology are

that client revenues

are attributed to

the domicile of

the given client

and trading and

portfolio
management

revenues are

attributed

to the

country where

the risk

is managed.

This

revenue attribution

is consistent
with the mandate of the regional Presidents. Certain revenues, such as those related to Non-core and Legacy and Group
Items, are included in the Global

line.
The geographic analysis

of non-current assets

is based on

the location of

the entity in

which the given

assets are recorded.

For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
15.7 37 8.9 42
Asia Pacific 6.7 16 1.3 6
Europe, Middle East and Africa (excluding Switzerland) 7.0 17 2.7 13
Switzerland 12.0 28 8.2 39
Global 0.9 2 0.0 0
Total 42.3 100 21.1 100
For the year ended 31 December 2023
Total revenues
2
Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.3 39 8.6 47
Asia Pacific 5.0 15 1.2 7
Europe, Middle East and Africa (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global 0.0 0 0.0 0
Total 33.7 100 18.3 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
1 Predominantly related to the US.

2 Comparative-period information has been restated for changes in Group Treasury allocations.